Financial Instruments (Tables)	12 Months Ended
Aug. 31, 2011
Financial Instruments [Abstract]
Notional amounts of derivative instruments outstanding	The notional amounts of derivative instruments outstanding at August 31, 2011 and 2010, were as follows (in millions):
	2011	2010
Derivatives designated as hedges:
Interest rate swaps	$1,550	$1,300

Fair value balance sheet presentation
The fair value and balance sheet presentation of derivative instruments at August 31, 2011, were as follows (in millions):

	Location in Consolidated Balance Sheet	2011	2010
Asset derivatives designated as hedges:
Interest rate swaps	Other non-current assets	$63	$44